Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2019
Reverse repurchase agreements - non-trading [member]
Statement [Line Items]
Summary of Reverse Repurchase Agreements - Non Trading

	Group
	2019 £m	2018 £m
Agreements with banks	2,161	3,254
Agreements with customers	21,475	17,873

	23,636	21,127